6. Convertible Notes Payable (Details) (USD $)	Sep. 30, 2012
Notes Payable	$ 800,000
Less: Current Maturities	(600,000)
Amount due after one year	200,000
Payable August 14 12012 Due On Demand
Notes Payable	300,000
Notes Payable March 13 2012 Thru March 31 2013
Notes Payable	300,000
Notes Payable February 25 2012 Thru Feb 25 2014
Notes Payable	100,000
Notes Payable February 27 2012 Thru Feb 27 2014
Notes Payable	50,000
Notes Payable February 29 2012 Thru Feb 29 2014
Notes Payable	$ 50,000